ACQUISITIONS AND INTANGIBLE ASSETS, NET	7 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS AND INTANGIBLE ASSETS, NET

3.	ACQUISITIONS AND INTANGIBLE ASSETS, NET
Dyal Acquisition
The following table presents the consideration and net identifiable assets acquired and goodwill related to the Dyal Acquisition:

(dollars in thousands)
Consideration
Equity consideration (1)	$4,285,359
Cash consideration (2)	973,457
Tax receivable agreement (3)	101,645
Earnout Securities (3)	246,788

Total Consideration	$5,607,249

Net Identifiable Assets Acquired and Goodwill
Assets acquired:
Due from related parties	$13,442
Intangible assets:
Investment management agreements	1,859,900
Investor relationships	291,400
Trademarks	66,700

Total intangible assets	2,218,000
Deferred tax asset	29,770
Other assets, net	2,096

Total assets acquired	2,263,308
Liabilities assumed:
Accrued compensation	7,376
Deferred tax liability	170,753
Accounts payable, accrued expenses and other liabilities	41,352

Total liabilities assumed	219,481

Net Identifiable Assets Acquired	$2,043,827

Goodwill (4)	$3,563,422

(1)	Represents share consideration issued to the Dyal Capital selling shareholders based on the fair value of the acquired business, reflecting a discount for lack of control.
(2)	Includes cash consideration paid to reimburse seller for certain pre-acquisition expenses.
(3)	The TRA and Earnout Securities represent contingent consideration. See Note 9 for additional information on the valuation of these instruments.
(4)
Goodwill represents the amount of total consideration in excess of net identifiable assets acquired. None of the goodwill recognized is expected to be deductible by the Blue Owl Operating Partnerships for tax purposes.

During the third quarter of 2021, goodwill was adjusted due to a corresponding change in the investor relationship intangible assets. The acquired investment management agreements, investor relationships and trademarks had a weighted-average amortization period from the date of acquisition of 14.3 years, 10.0 years and
7.0
years, respectively.
In addition, the Company granted Common Units and Earnout Securities that were treated as equity-based compensation, rather than additional consideration on the acquisition, in connection with the Business Combination. See Note 8 for additional information on these grants.
Dyal Capital’s results are included in the Company’s consolidated results starting from the Closing Date. For the year ended December 31, 2021, the Company’s consolidated results included $252.9 million of GAAP revenues related to the acquired business. Given the Company operates through one operating and reportable segment, the impact of the Dyal Acquisition to GAAP consolidated net income is not tracked on a standalone basis. We incurred $166.7 million of acquisition-related costs, of which $40.4 million was expensed and included in general, administrative and other expenses in the Company’s consolidated and combined statements of operations and the remaining $126.3 million was eligible to be netted against consideration.
Oak Street Acquisition
The following table presents the consideration and net identifiable assets acquired and goodwill related to the Oak Street Acquisition:

(dollars in thousands)
Consideration
Equity consideration (1)	$329,767
Cash consideration (2)	609,820
Earnout consideration (3)	143,800

Total Consideration	$1,083,387

Net Identifiable Assets Acquired and Goodwill
Assets acquired:
Cash and cash equivalents	$4,411
Due from related parties	13,060
Operating lease assets	1,001
Intangible assets:
Investment management agreements	323,300
Investor relationships	157,400
Trademarks	26,600

Total intangible assets	507,300
Other assets, net	198

Total assets acquired	525,970
Liabilities assumed:
Operating lease liabilities	1,001
Deferred tax liabilities	8,587
Accounts payable, accrued expenses and other liabilities	1,818

Total liabilities assumed	11,406

Net Identifiable Assets Acquired	$514,564

Goodwill (4)	$568,823

(1)	Represents Common Units issued to Oak Street selling shareholders, reflecting a discount for lack of marketability.

(2)	Includes cash consideration paid to reimburse seller for certain pre-acquisition expenses.
(3)
Represent the fair value of contingent cash consideration payable to certain sellers upon the occurrence of certain Oak Street Triggering Events as defined below. The amount presented does not include contingent cash and equity payments subject to the same Oak Street Triggering Events that were deemed to be compensation, rather than consideration, as further discussed below. See Note 9 for additional information on the valuation of this liability.

(4)
Goodwill represents the amount of total consideration in excess of net identifiable assets acquired. Approximately $540.0 million of the goodwill and intangible assets recognized are expected to be deductible by the Blue Owl Operating Partnerships for tax purposes.

The acquired investment management agreements, investor relationships and trademarks had a weighted-average amortization period from the date of acquisition of 11.6 years, 13.0 years and 7.0 years, respectively.
For the year ended December 31, 2021, Oak Street’s results were not material to the Company’s consolidated results, as the transaction closed on December 29, 2021. We incurred $5.8 million of acquisition-related costs, which amount was included in general, administrative and other expenses in the Company’s consolidated and combined statements of operations.
Oak Street Earnouts
The table below summarizes the Oak Street Earnouts and their respective Oak Street Triggering Events. The Oak Street Triggering Events are subject to meeting a minimum level of quarterly management fees from Oak Street products, and the triggering event for the second tranche may not occur in the same quarter as the first tranche. Oak Street Cash Earnout payable to a non-employee
seller has been classified as contingent consideration on the Oak Street Acquisition, whereas Oak Street Earnouts payable to sellers that are subject to ongoing employment arrangements with the Company have been classified as compensation and are being amortized over the service period. See Note 8 for additional information on the compensation-classified Oak Street Earnout Units.

(dollars in thousands) Oak Street Earnouts
	Quarterly Management Fee Trigger	Earliest Date Trigger May Occur	Cash	Units
Contingent consideration:
First Oak Street Earnout	$22 million	January 1, 2023	$81,250	—
Second Oak Street Earnout	$28 million	January 1, 2024	82,875	—
Compensation:
First Oak Street Earnout	$22 million	January 1, 2023	43,484	13,037,165
Second Oak Street Earnout	$28 million	January 1, 2024	48,358	13,037,165

Total			$255,967	26,074,330

Pro Forma Financial Information
Unaudited pro forma revenues were $997.4 million and $591.2 million for the years ended December 31, 2021 and 2020, respectively. Unaudited pro forma net income (loss) allocated to Class A Shareholders was $(157.0) million and $(26.0) million for the years ended December 31, 2021 and 2020, respectively. This pro forma financial information was computed by combining the historical financial information of the predecessor Owl Rock and acquired Dyal Capital and Oak Street businesses as though the acquisitions were consummated on January 1, 2020, assuming a consistent ownership structure, effective tax rate and amortization of the fair value of acquired assets as of each acquisition date. The pro forma information does not reflect the potential benefits of cost and funding synergies, opportunities to earn additional revenues, or other factors, and therefore does not represent what the actual revenues and net income would have been had the businesses actually been combined as of January 1, 2020.
Repurchase of Noncontrolling Interests
In November 2021, the Company repurchased the noncontrolling interests outstanding for a consolidated holding company of one of its investment advisors. Total cash consideration of $297.1 million was paid using cash on hand. The excess of cash consideration over the book value acquired was recorded as an adjustment to the Company’s additional paid-in
capital in the consolidated and combined statement of shareholders’ equity.
Intangible Assets, Net
The following table summarizes the Company’s intangible assets, net:

(dollars in thousands)	December 31, 2021	Useful Life (in years)		Remaining Weighted-Average Amortization Period as of December 31, 2021
Investment management agreements	$2,183,200	1.0 -	20.0	13.4 years
Investor relationships	448,800	10.0 -	13.0	10.7 years
Trademarks	93,300	7.0 -	7.0	6.6 years

Total Intangible Assets	2,725,300
Less: accumulated amortization	(113,889)

Total Intangible Assets, Net	$2,611,411

As of December 31, 2021, future amortization of finite-lived intangible assets is estimated to be:

(dollars in thousands)
Period	Amortization
2022	$247,593
2023	227,296
2024	227,919
2025	224,946
2026	213,389
Thereafter	1,470,268

Total	$2,611,411